Divestitures - Additional Information (Detail) $ in Thousands		1 Months Ended			12 Months Ended
	Mar. 31, 2017 USD ($)	Nov. 30, 2016	Sep. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 TWD
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Distribution received from investees					$ 1,438	$ 247
Divestiture transaction consideration recorded as other receivable					$ 1,062		$ 9
East Gate
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Distribution received from investees			$ 1,438
Investments fund expiration date					2017-08
Divestiture transaction consideration recorded as other receivable					$ 1,100
East Gate | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Divestiture transaction consideration received	$ 232
East Gate | Korean Investor
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of ownership under agreement		17.65%
FingerRockz
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate selling price relative to the divestiture transaction | TWD								TWD 1
Perfect Pairs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of ownership under agreement				100.00%
Proceeds from disposal of subsidiary				$ 760